Leases (Details) - Schedule of information about operating leases	Dec. 31, 2022 USD ($)
Schedule Of Information About Operating Leases Abstract
Operating lease right-of-use assets	$ 5,328,786
Lease liabilities – current	(1,549,725)
Lease liabilities – non-current	(3,920,806)
Total operating lease liabilities	$ (5,470,531)